SUPPLEMENT DATED MAY 1, 2008

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

TO PROSPECTUSES DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR VISTA, NEW YORK KEYPORT VISTA
NEW YORK KEYPORT ADVISOR CHARTER, NEW YORK KEYPORT ADVISOR OPTIMA,
AND NEW YORK KEYPORT OPTIMA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

Effective May 1, 2008, the name of AIM Advisors, Inc. is changed to Invesco Aim Advisors, Inc.

In the "Sales of the Certificates" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

Keyport(NY) 5/08